Attached Documents Page 2

Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 29, 2000
Check here if Amendment [x]; Amendment
Number: 20
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore
Lutherville, MD   January 30, 2001

Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

Form 13F Summary Page

Report Summary:

Numer of Other Included Managers:
0
Form 13F Information Table Entry Total:
48
Form 13F Information Table Value Total:
$115,834

List of Other Included Managers:
NONE



Name of Issuer   Title of Class      CUSIP     Value    Shrs or     SH/PRN  Put/Call  Investment  Other       Voting Authoirty
                                                        Prn amt                       Discretion  Managers  Sole    Shared  None


Airgas Inc.             Com        009363102     261     38,300      SH                SOLE                 38,300
Arch Cap Group          Com        03937L105     927     61,800      SH                SOLE                 61,800
Baker Michael Corp      Com        057149106     462     59,600      SH                SOLE                 59,600
Bostonfed Bancorp       Com        101178101     556     26,632      SH                SOLE                 26,632
Burlington Res Inc.     Com        122014103   1,505     29,800      SH                SOLE                 29,800
Cendant Corp.           Com        151313103     200     20,750      SH                SOLE                 20,750
Center Tr Inc.          Com        151845104     656    140,000      SH                SOLE                140,000
Chesapeake Utilities    Com        165303108     485     26,050      SH                SOLE                 26,050
EOG Res Inc.            Com        26875P101   2,558     46,775      SH                SOLE                 46,775
Efficient Networks      Com        282056100     513     36,000      SH                SOLE                 36,000
Emerson Elec Co.        Com        291011104   2,956     37,505      SH                SOLE                 37,505
HS Resources            Com        404297103     635     15,000      SH                SOLE                 15,000
Hi-Shear Industries     Com        428399109   2,328    888,400      SH                SOLE                888,400
ITLA Capital            Com        450565106   2,156    112,757      SH                SOLE                112,757
John Hancock Bk      SHBENINT      409735107   2,820    317,925      SH                SOLE                317,925
Kinder Morgan           Com        49455P101   5,115     98,000      SH                SOLE                 98,000
Louis Dreyfus Nat Gas   Com        546011107   2,695     58,825      SH                SOLE                 58,825
Martin Marietta Mtls    Com        573284106   1,537     36,335      SH                SOLE                 36,335
Maverick Tube           Com        577914104     339     15,000      SH                SOLE                 15,000
Mercantile Bankshs      Com        587405101   1,149     26,605      SH                SOLE                 26,605
Middleby                Com        596278101   1,254    208,950      SH                SOLE                208,950
Mitchell Energy         CLA        606592202   8,992    146,800      SH                SOLE                146,800
Modis Professional      Com        607830106   2,003    486,095      SH                SOLE                486,095
Nicor Inc.              Com        654086107   4,543    105,185      SH                SOLE                105,185
NiSource Inc.           Com        65473P105   4,377    142,350      SH                SOLE                142,350
PartnerRe Holdings      Com        G6852T105   7,870    129,014      SH                SOLE                129,014
PFF Bancorp             Com        69331W104     631     43,881      SH                SOLE                 43,881
Personnel Group         Com        715338109     123     73,000      SH                SOLE                 73,000
Piedmont Natural Gas    Com        720186105   3,893    101,945      SH                SOLE                101,945
Questar Corp.           Com        748356102   3,079    102,425      SH                SOLE                102,425
Sequoia Software        Com        817439102      48     25,000      SH                SOLE                 25,000
SONICblue               Com        83546Q109     727    176,480      SH                SOLE                176,480
Sylvan Learning         Com        871399101   2,956    199,575      SH                SOLE                199,575
SunTrust Bks            Com        867914103   4,078     64,727      SH                SOLE                 64,727
US Industries           Com        912080108   3,425    428,063      SH                SOLE                428,063
UnumProvident Corp      Com        91529Y106   6,312    234,900      SH                SOLE                234,900
Utilicorp Utd           Com        918005109     310     10,000      SH                SOLE                 10,000
Washington Mutual       Com        939322103   2,626     49,482      SH                SOLE                 49,482
Woodward Governor       Com        980745103   3,017     66,803      SH                SOLE                 66,803
Adaptec 4.75% '04       SBNTCV     00651FAC2     759    965,000      PRN               SOLE                965,000
Cellstar 5% '02       SUBNTCONV    150925AC9     124    500,000      PRN               SOLE                500,000
Center Tr Inc.          SDCV       151845AA2   4,824  4,850,000      PRN               SOLE              4,850,000
Efficient Networks 5%'5 SBNTCV     282056AB6   6,556 13,090,000      PRN               SOLE             13,090,000
Healthsouth 3.25% '03   SBDBCV     421924AF8   4,071  4,625,000      PRN               SOLE              4,625,000
Kellstrom 5.5% '03      SBNTCV     488035AE6     513  1,350,000      PRN               SOLE              1,350,000
Personnel Grp 5.75% 04  SBNTCV     715338AE9   3,555  9,275,000      PRN               SOLE              9,275,000
Transamerica 10%'03   SBDBCONV     89351VAA7     345    345,000      PRN               SOLE                345,000
Waste Mgmt 4% 02      SUBNTCONV    94106LAA7   4,970  5,218,000      PRN               SOLE              5,218,000
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